Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 3,986	$ 3,631
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	900	905
Credit loss expense / (release)	25	(108)
Share of net profits of associates / joint ventures and impairment of associates	(12)	(74)
Deferred tax expense / (benefit)	348	278
Net loss / (gain) from investing activities	(778)	(239)
Net loss / (gain) from financing activities	(14,371)	2,070
Other net adjustments	9,346	4,742
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks	3,000	3,872
Securities financing transactions	10,833	(10,249)
Cash collateral on derivative instruments	(4,704)	(2,183)
Loans and advances to customers and customer deposits	(13,959)	(19,141)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	13,149	(1,278)
Brokerage receivables and payables	8,239	2,047
Financial assets at fair value not held for trading, other financial assets and liabilities	1,480	14,416
Provisions, other non-financial assets and liabilities	3	261
Income taxes paid, net of refunds	(847)	(363)
Net cash flow from / (used in) operating activities	16,639	(1,413)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(1)
Disposal of subsidiaries, associates and intangible assets	911	437
Purchase of property, equipment and software	(695)	(757)
Disposal of property, equipment and software	3	264
Purchase of financial assets measured at fair value through other comprehensive income	(2,821)	(1,950)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,291	2,324
Net (purchase) / redemption of debt securities measured at amortized cost	(4,254)	116
Net cash flow from / (used in) investing activities	(4,565)	434
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(10,440)	(3,877)
Distributions paid on UBS shares	(4,200)	(4,539)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	48,856	63,845
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(36,309)	(45,244)
Net cash flows from other financing activities	(341)	(278)
Net cash flow from / (used in) financing activities	(2,433)	9,908
Total cash flow
Cash and cash equivalents at the beginning of the period	207,755	173,430
Net cash flow from / (used in) operating, investing and financing activities	9,642	8,929
Effects of exchange rate differences on cash and cash equivalents	(9,648)	(5,389)
Cash and cash equivalents at the end of the period	207,748	176,971
Net cash flow from / (used in) operating activities includes:
Interest received in cash	6,094	5,475
Interest paid in cash	2,732	2,703
Dividends on equity investments, investment funds and associates received in cash	$ 1,059	$ 1,263